Shares of the Parent Company	12 Months Ended
Dec. 31, 2019
Shares of the Parent Company
Shares of the Parent Company

20. Shares of the Parent Company

Shares and share capital

Nokia Corporation (Parent Company) has one class of shares. Each share entitles the holder to one vote at General Meetings. As of December 31, 2019, the share capital of Nokia Corporation is EUR 245 896 461.96 and the total number of shares issued is 5 640 536 159. As of December 31, 2019, the total number of shares includes 34 954 869 shares owned by Group companies representing 0.6% of share capital and total voting rights. Under the Nokia Articles of Association, Nokia Corporation does not have minimum or maximum share capital or share par value.

Authorizations

Authorization to issue shares and special rights entitling to shares

At the Extraordinary General Meeting held on December 2, 2015, the shareholders authorized the Board of Directors to issue, in deviation from the shareholders’ pre-emptive right, a maximum of 2 100 million shares through one or more share issues. The authorization includes the right for the Board of Directors to resolve on all the terms and conditions of such share issuances. The authorization may be used to issue Parent Company shares to the holders of Alcatel Lucent shares, American Depositary Shares and convertible bonds as well as to beneficiaries of Alcatel Lucent employee equity compensation arrangements for the purpose of implementing the transaction with Alcatel Lucent, including the consummation of the public exchange offers made to Alcatel Lucent shareholders as well as other transactions contemplated by the memorandum of understanding between the Group and Alcatel Lucent, and/or otherwise to effect the combination. The authorization is effective until December 2, 2020.

At the Annual General Meeting held on May 30, 2018, the shareholders authorized the Board of Directors to issue a maximum of 550 million shares through one or more issues of shares or special rights entitling to shares. The Board of Directors is authorized to issue either new shares or shares held by the Parent Company. The authorization included the right for the Board of Directors to resolve on all the terms and conditions of such share and special rights issuances, including issuance in deviation from the shareholders’ pre-emptive rights. The authorization may be used to develop the Parent Company’s capital structure, diversify the shareholder base, finance or carry out acquisitions or other arrangements, settle the Parent Company’s equity-based incentive plans, or for other purposes resolved by the Board of Directors. The authorization that would have been effective until November 30, 2019 was terminated by a resolution of Annual General Meeting on May 21, 2019.

At the Annual General Meeting held on May 21, 2019, the shareholders authorized the Board of Directors to issue a maximum of 550 million shares through one or more issues of shares or special rights entitling to shares. The Board of Directors is authorized to issue either new shares or shares held by the Parent Company. The authorization included the right for the Board of Directors to resolve on all the terms and conditions of such share and special rights issuances, including issuance in deviation from the shareholders’ pre-emptive rights. The authorization may be used to develop the Parent Company’s capital structure, diversify the shareholder base, finance or carry out acquisitions or other arrangements, settle the Parent Company’s equity-based incentive plans, or for other purposes resolved by the Board of Directors. The authorization is effective until November 21, 2020.

In 2019, under the authorization held by the Board of Directors, the Parent Company issued 23 000 new shares following the holders of stock options issued in 2013 exercising their option rights.

In 2019, under the authorization held by the Board of Directors, the Parent Company issued 4 568 000 new shares without consideration to the Parent Company to fulfil the company’s obligation under the Nokia Equity Programs.

In 2019, under the authorization held by the Board of Directors, the Parent Company issued 12 396 097 treasury shares to employees, including certain members of the Group Leadership Team, as settlement under Parent Company equity-based incentive plans and the employee share purchase plan as well as an Alcatel Lucent employee equity compensation arrangement. The shares were issued without consideration and in accordance with the rules of the plans and arrangement.

As of December 31, 2019, the Board of Directors had no other authorizations to issue shares, convertible bonds, warrants or stock options.

Other authorizations

At the Annual General Meeting held on May 30, 2018, the shareholders authorized the Board of Directors to repurchase a maximum of 550 million shares. The amount corresponds to less than 10% of the total number of Parent Company’s shares. The shares may be repurchased in order to optimize the capital structure of the Company. In addition, shares may be repurchased in order to meet obligations arising from debt financial instruments that are exchangeable into equity instruments, to settle equity-based incentive plans for employees of the Group or of its associated companies, or to be transferred for other purposes such as financing or carrying out acquisitions. The authorization that would have been effective until November 30, 2019 was terminated by a resolution of the Annual General Meeting on May 21, 2019.

At the Annual General Meeting held on May 21, 2019, the shareholders authorized the Board of Directors to repurchase a maximum of 550 million shares. The amount corresponds to less than 10% of the total number of Parent Company’s shares. Shares may be repurchased to be cancelled, held to be reissued, transferred further or for other purposes resolved by the Board. The Board shall resolve on all other matters related to the repurchase of Nokia shares. The authorization is effective until November 21, 2020.